LOAN RECEIVABLES, NET - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 24, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 06, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net		$ 111,822		¥ 778,480		¥ 593,943
Allowance for loan losses recorded for loan receivables				615,592		0
Allowance for doubtful accounts for other loan receivables				73,800
Loan receivables on non-accrual status				21,338		0
Zhongguo Factoring
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans	¥ 1,431,800
Loan receivables, net				541,800		571,800
Maturity of a loan					¥ 427,500
Allowance for loan losses recorded for loan receivables				541,800		¥ 0	¥ 0
Zhongguo Factoring | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	4.35%
Term of loan (in years)	1 year
Zhongguo Factoring | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	9.00%
Term of loan (in years)	2 years 6 months
Certain post loan service companies
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans				713,400
Certain post loan service companies | Subsequent events
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables repaid			¥ 189,100
Certain post loan service companies | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans				¥ 543,400
Term of loan (in years)		21 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd.
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)		6.00%		6.00%
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Loans guaranteed
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans				¥ 170,000
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)		11 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)		12 months